PROPERTY AND EQUIPMENT	9 Months Ended	10 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 PROPERTY AND EQUIPMENT

Property and equipment consists of the following at:

	September 30, 2018	December 31, 2017

Land	$54,030	$54,030
Building	171,094	171,094
Vehicles	57,920	43,836
Furniture, office equipment, and leasehold improvements	1,032,895	1,008,665
Manufacturing equipment and tooling	1,194,683	1,075,471
	2,510,622	2,353,096
Less: accumulated depreciation	(1,689,309)	(1,516,813)
Property and equipment, net	$821,313	$836,283

Depreciation expense was $68,991 and $70,898 for the three months ended September 30, 2018 and 2017, respectively, and $202,975 and $210,060 for the nine months ended September 30, 2018 and 2017, respectively.

NOTE 3  PROPERTY AND EQUIPMENT

Property and equipment consists of the following at:

	December 31, 2017	February 28, 2017	Estimated Useful Lives

Land	$54,030	$54,030
Building	171,094	171,094	20 years
Furniture, office equipment, and leasehold improvements	1,052,501	1,022,942	3-10 years
Manufacturing equipment and tooling	1,075,471	1,003,166	3-12 years
Total	2,353,096	2,251,232
Less: accumulated depreciation	1,516,813	1,319,140
Property and equipment, net	$836,283	$932,092

Depreciation expense was $233,626 and $267,854 for the ten months ended December 31, 2017, and the twelve months ended February 28, 2017, respectively.